CONSOLIDATED STATEMENT OF CASH FLOW - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of cash receipts from operating activities:
Proceeds from goods sold and services rendered	$ 3,138,938,727	$ 2,330,736,906	$ 2,398,342,913
Other proceeds from operating activities	29,473,825	28,546,743	34,857,922
Classes of cash payments from operating activities:
Payments of operating activities	(2,048,281,794)	(1,469,361,333)	(1,548,279,410)
Payments of salaries	(306,253,056)	(248,429,890)	(240,710,775)
Other payments for operating activities	(424,596,756)	(312,075,275)	(302,964,849)
Cash flow from operations	389,280,946	329,417,151	341,245,801
Dividends received	1,841,000	656,445	428,681
Interest paid	(28,984,610)	(21,975,481)	(24,943,412)
Interest received	14,282,579	2,106,264	13,053,176
Income tax paid	(78,971,520)	(43,031,710)	(93,733,867)
Other cash movements	(4,092,822)	13,496,844	6,269,666
Net cash inflow from operating activities	293,355,573	280,669,513	242,320,045
Cash flows from investing activities
Cash flows used to obtain control of subsidiaries or other businesses	0	(1,028,076)	(8,652,268)
Charges to related entities	31,495	29,702	0
Proceeds from the sale of interests in joint ventures	0	1,273,947	1,240,461
Other payments to acquire interests in joint ventures	(5,791,718)	(19,287,372)	(13,549,638)
Proceeds from sales of property, plan and equipment	147,274	392,213	6,049,705
Purchase of property, plant and equipment	(169,667,429)	(117,013,658)	(134,668,653)
Purchases of intangibles assets	(2,186,553)	(5,773,071)	(5,819,196)
Proceeds from other long term assets classified as investing activities	0	0	11,200,000
Other cash movements	(1,525,602)	861,168	13,863
Net cash (outflow) from investing activities	(178,992,533)	(140,545,147)	(144,185,726)
Cash flows from financing activities
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	(12,207,458)	(86,912)
Proceeds from long-term loans and bonds	92,951,539	196,786,489	25,641,701
Proceeds from short-term loans and bonds	7,274,374	72,550,018	25,347,785
Total proceeds from loans and bonds	100,225,913	269,336,507	50,989,486
Loan form related entities	25,616	10,000	0
Loan and bonds payments	(46,050,971)	(95,956,307)	(27,049,506)
Payments of lease liabilities	(7,630,800)	(6,857,420)	(6,416,902)
Payments of loan from related parties	0	(10,000)	0
Dividends paid	(274,136,472)	(102,135,646)	(218,035,429)
Other cash movements	6,130,317	449,333	1,092,190
Net cash (outflow) inflow from financing activities	(233,643,855)	64,749,555	(199,420,161)
Net (decrease) increase in cash and cash equivalents	(119,280,815)	204,873,921	(101,285,842)
Effects of exchange rate changes on cash and cash equivalents	(11,540,076)	(4,854,129)	(21,358,984)
Increase (decrease) in cash and cash equivalents	(130,820,891)	200,019,792	(122,644,826)
Cash and cash equivalents at beginning of the year	396,389,016	196,369,224	319,014,050
Cash and cash equivalents at end of the year	$ 265,568,125	$ 396,389,016	$ 196,369,224